Related Parties - Schedule of Related Parties Transactions and Balances (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025	Sep. 30, 2024	Jun. 30, 2026
Related Party Transaction [Line Items]
Promissory note – related party				$ 2,061
Other current liabilities	$ 1,167	3,117		6,059
General and administrative expenses:
Directors’ compensation	1,171	241	$ 133
Salaries and fees to officers		4,222
Total General and administrative expenses	1,171	4,463	133
(*) Include share base compensation	1,139	3,783
Related Party [Member]
Related Party Transaction [Line Items]
Note receivable - related party	1,000	4,500
Due from related parties		1,641
Other current liabilities		154		181
General and administrative expenses:
Due to related parties		255
Due to Related Parties [Member]
Related Party Transaction [Line Items]
Due to related parties		$ 255